THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 83.7%	Shares	Value
Communications - 8.5%
Alphabet, Inc. - Class A (a)	3,320	$ 292,924
Alphabet, Inc. - Class C (a)	10,000	887,300
Booking Holdings, Inc. (a)	410	826,265
Comcast Corporation - Class A	12,250	428,382
Meta Platforms, Inc. - Class A (a)	5,560	669,090
Walt Disney Company (The) (a)	4,300	373,584
		3,477,545
Consumer Discretionary - 6.9%
Amazon.com, Inc. (a)	10,700	898,800
Ford Motor Company	26,500	308,195
Home Depot, Inc. (The)	1,350	426,411
Lowe's Companies, Inc.	2,300	458,252
TJX Companies, Inc. (The)	9,100	724,360
		2,816,018
Consumer Staples - 6.5%
PepsiCo, Inc.	4,500	812,970
Procter & Gamble Company (The)	5,100	772,956
Target Corporation	4,300	640,872
Walmart, Inc.	3,000	425,370
		2,652,168
Energy - 6.9%
Chevron Corporation	7,200	1,292,328
Exxon Mobil Corporation	2,250	248,175
Schlumberger Ltd.	12,545	670,656
TotalEnergies SE - ADR	9,500	589,760
		2,800,919
Financials - 12.6%
Ameriprise Financial, Inc.	2,950	918,541
Chubb Ltd.	2,000	441,200
Goldman Sachs Group, Inc. (The)	1,800	618,084
JPMorgan Chase & Company	8,300	1,113,030
Morgan Stanley	7,500	637,650
PNC Financial Services Group, Inc. (The)	4,800	758,112
Truist Financial Corporation	16,000	688,480
		5,175,097
Health Care - 13.2%
Amgen, Inc.	1,300	341,432
CVS Health Corporation	8,500	792,115
Elevance Health, Inc.	1,650	846,401
Johnson & Johnson	4,000	706,600
Merck & Company, Inc.	4,000	443,800
Pfizer, Inc.	13,000	666,120

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.7% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Thermo Fisher Scientific, Inc.	1,400	$ 770,966
UnitedHealth Group, Inc.	1,600	848,288
		5,415,722
Industrials - 9.3%
Eaton Corporation plc	6,200	973,090
Lockheed Martin Corporation	825	401,354
Norfolk Southern Corporation	3,400	837,828
Raytheon Technologies Corporation	4,600	464,232
Trane Technologies plc	3,900	655,551
United Parcel Service, Inc. - Class B	2,800	486,752
		3,818,807
Materials - 1.3%
Eastman Chemical Company	6,700	545,648

Real Estate - 0.7%
American Tower Corporation	1,410	298,723

Technology - 17.8%
Apple, Inc.	15,500	2,013,915
Applied Materials, Inc.	5,790	563,830
Broadcom, Inc.	1,300	726,869
Cisco Systems, Inc.	17,750	845,610
Microsoft Corporation	6,700	1,606,794
Oracle Corporation	10,500	858,270
Visa, Inc. - Class A	3,175	659,638
		7,274,926

Total Common Stocks (Cost $15,392,146)		$ 34,275,573

EXCHANGE-TRADED FUNDS - 7.3%	Shares	Value
Consumer Staples Select Sector SPDR Fund	7,550	$ 562,853
iShares Expanded Tech-Software Sector ETF	2,700	690,795
iShares Semiconductor ETF	1,600	556,768
Vanguard Information Technology ETF	3,700	1,181,817
Total Exchange-Traded Funds (Cost $1,672,083)		$ 2,992,233

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.0%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.10% (b) (Cost $3,697,426)	3,697,426	$ 3,697,426

Total Investments at Value - 100.0% (Cost $20,761,655)		$ 40,965,232

Other Assets in Excess of Liabilities - 0.0% (c)		10,330

Net Assets - 100.0%		$ 40,975,562

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.
(c)	Percentage rounds to less than 0.1%.